Fair Value of Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments (Textual) [Abstract]
Net increase in the estimated fair value of derivative liabilities	$ 2,998,000	$ 9,508,000
Reclassified to additional paid-in capital	$ 12,418,000